Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Receivables, allowance for doubtful accounts	$ 7.5	$ 6.4	$ 4.6
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, authorized	1,000,000	1,000,000	1,000,000
Preferred stock, Issued	0	0	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, Authorized	65,000,000	65,000,000	65,000,000
Common stock, Issued	32,800,000	32,600,000